Crypto assets held (Tables)	12 Months Ended
Mar. 31, 2025
Crypto Assets [Abstract]
Changes in Crypto Assets Held	The changes in crypto assets held (non-current assets) are as follows:

(In millions)
Crypto assets held(non-current assets)	Cryptocurrency	NFT	Total
As of March 31, 2023	¥24	¥19	¥43
Additions (not by business combination)	330	—	330
Disposals	(354)	(19)	(374)
As of March 31, 2024	—	—	—
Additions (by business combination)	21	—	21
Additions (not by business combination)	458	—	458
Disposals	(435)	—	(435)
As of March 31, 2025	¥43	¥—	¥43